Other payables - Fair value derivative financial instruments (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Foreign currency swaps	€ 343	€ 1
Financial liabilities
Foreign currency option	90
Level II
Financial assets
Foreign currency swaps	343
Financial liabilities
Foreign currency option	€ 90